Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000102168 | Energy Transfer8957617
Holdings [Line Items]
Percent of Total Investments	13.90%
C000102168 | Enterprise Products Partners8957618
Holdings [Line Items]
Percent of Total Investments	13.70%
C000102168 | MPLX8957623
Holdings [Line Items]
Percent of Total Investments	12.80%
C000102168 | Western Midstream Partners8957633
Holdings [Line Items]
Percent of Total Investments	11.10%
C000102168 | Plains All American Pipeline8957626
Holdings [Line Items]
Percent of Total Investments	10.20%
C000102168 | Sunoco8957630
Holdings [Line Items]
Percent of Total Investments	9.20%
C000102168 | Hess Midstream8957621
Holdings [Line Items]
Percent of Total Investments	8.80%
C000102168 | Cheniere Energy Partners8957614
Holdings [Line Items]
Percent of Total Investments	6.60%
C000102168 | USA Compression Partners8957631
Holdings [Line Items]
Percent of Total Investments	5.30%
C000102168 | Genesis Energy8957619
Holdings [Line Items]
Percent of Total Investments	5.00%
C000102168 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000102168 | Energy
Holdings [Line Items]
Percent of Net Asset Value	103.10%
C000124409 | Williams8957660
Holdings [Line Items]
Percent of Total Investments	9.00%
C000124409 | Enbridge8957641
Holdings [Line Items]
Percent of Total Investments	8.90%
C000124409 | TC Energy8957656
Holdings [Line Items]
Percent of Total Investments	8.80%
C000124409 | Kinder Morgan8957646
Holdings [Line Items]
Percent of Total Investments	7.90%
C000124409 | Cheniere Energy8957637
Holdings [Line Items]
Percent of Total Investments	6.70%
C000124409 | ONEOK8957650
Holdings [Line Items]
Percent of Total Investments	6.70%
C000124409 | DT Midstream8957640
Holdings [Line Items]
Percent of Total Investments	4.70%
C000124409 | MPLX8957648
Holdings [Line Items]
Percent of Total Investments	4.60%
C000124409 | Targa Resources8957655
Holdings [Line Items]
Percent of Total Investments	4.50%
C000124409 | Pembina Pipeline8957651
Holdings [Line Items]
Percent of Total Investments	4.50%
C000124409 | Country_U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000124409 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000124409 | Canada
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000124409 | United States
Holdings [Line Items]
Percent of Net Asset Value	75.10%
C000156499 | Global X SuperDividend® REIT ETF8957664
Holdings [Line Items]
Percent of Total Investments	20.20%
C000156499 | Global X Nasdaq 100® Covered Call ETF8957663
Holdings [Line Items]
Percent of Total Investments	20.20%
C000156499 | Global X Emerging Markets Bond ETF8957662
Holdings [Line Items]
Percent of Total Investments	19.80%
C000156499 | Global X U.S. Preferred ETF8957665
Holdings [Line Items]
Percent of Total Investments	18.80%
C000156499 | Northwestern Energy Group8957678
Holdings [Line Items]
Percent of Total Investments	1.50%
C000156499 | Portland General Electric8957680
Holdings [Line Items]
Percent of Total Investments	1.50%
C000156499 | Sunoco8957681
Holdings [Line Items]
Percent of Total Investments	1.40%
C000156499 | Brookfield Infrastructure8957671
Holdings [Line Items]
Percent of Total Investments	1.40%
C000156499 | Avista8957669
Holdings [Line Items]
Percent of Total Investments	1.40%
C000156499 | Black Stone Minerals8957670
Holdings [Line Items]
Percent of Total Investments	1.30%
C000156499 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000156499 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000156499 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000156499 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	79.10%
C000170551 | NVIDIA8957937
Holdings [Line Items]
Percent of Total Investments	6.50%
C000170551 | Apple8957854
Holdings [Line Items]
Percent of Total Investments	6.10%
C000170551 | Microsoft8957926
Holdings [Line Items]
Percent of Total Investments	5.40%
C000170551 | Alphabet8957847
Holdings [Line Items]
Percent of Total Investments	4.60%
C000170551 | Amazon.com8957848
Holdings [Line Items]
Percent of Total Investments	2.90%
C000170551 | Broadcom8957868
Holdings [Line Items]
Percent of Total Investments	2.10%
C000170551 | Meta Platforms8957923
Holdings [Line Items]
Percent of Total Investments	1.50%
C000170551 | Tesla8957964
Holdings [Line Items]
Percent of Total Investments	1.10%
C000170551 | Regeneron Pharmaceuticals8957953
Holdings [Line Items]
Percent of Total Investments	0.70%
C000170551 | Cardinal Health8957871
Holdings [Line Items]
Percent of Total Investments	0.70%
C000170551 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000170551 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000170551 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000170551 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000170551 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000170551 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000170551 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000170551 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000170551 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000170551 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000170551 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000191734 | Boeing8958305
Holdings [Line Items]
Percent of Total Investments	4.40%
C000191734 | Wells Fargo8958464
Holdings [Line Items]
Percent of Total Investments	2.30%
C000191734 | Citigroup Capital XIII8958320
Holdings [Line Items]
Percent of Total Investments	2.30%
C000191734 | Albemarle8958265
Holdings [Line Items]
Percent of Total Investments	2.20%
C000191734 | KKR8958371
Holdings [Line Items]
Percent of Total Investments	2.20%
C000191734 | NextEra Energy8958394
Holdings [Line Items]
Percent of Total Investments	1.80%
C000191734 | Hewlett Packard Enterprise8958355
Holdings [Line Items]
Percent of Total Investments	1.50%
C000191734 | NextEra Energy8958395
Holdings [Line Items]
Percent of Total Investments	1.30%
C000191734 | Bank of America8958302
Holdings [Line Items]
Percent of Total Investments	1.30%
C000191734 | Microchip Technology8958381
Holdings [Line Items]
Percent of Total Investments	1.30%
C000191734 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000191734 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000191734 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000191734 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000191734 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000191734 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000191734 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000191734 | Financials
Holdings [Line Items]
Percent of Net Asset Value	62.50%
C000191734 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000201047 | CH Robinson Worldwide8958640
Holdings [Line Items]
Percent of Total Investments	2.70%
C000201047 | Corning8958648
Holdings [Line Items]
Percent of Total Investments	2.70%
C000201047 | Valero Energy8958697
Holdings [Line Items]
Percent of Total Investments	2.10%
C000201047 | Johnson & Johnson8958662
Holdings [Line Items]
Percent of Total Investments	2.10%
C000201047 | Baker Hughes8958634
Holdings [Line Items]
Percent of Total Investments	2.00%
C000201047 | Merck8958673
Holdings [Line Items]
Percent of Total Investments	2.00%
C000201047 | Hewlett Packard Enterprise8958658
Holdings [Line Items]
Percent of Total Investments	1.90%
C000201047 | Hasbro8958656
Holdings [Line Items]
Percent of Total Investments	1.90%
C000201047 | General Dynamics8958652
Holdings [Line Items]
Percent of Total Investments	1.90%
C000201047 | Medtronic PLC8958672
Holdings [Line Items]
Percent of Total Investments	1.90%
C000201047 | Energy
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000201047 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000201047 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000201047 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000201047 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000201047 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000201047 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000201047 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000201047 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000201047 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000203262 | Royalty Pharma8958855
Holdings [Line Items]
Percent of Total Investments	2.20%
C000203262 | Verizon Communications8958879
Holdings [Line Items]
Percent of Total Investments	1.90%
C000203262 | AT&T8958721
Holdings [Line Items]
Percent of Total Investments	1.90%
C000203262 | Cencora8958736
Holdings [Line Items]
Percent of Total Investments	1.70%
C000203262 | Amdocs8958707
Holdings [Line Items]
Percent of Total Investments	1.70%
C000203262 | Cisco Systems8958741
Holdings [Line Items]
Percent of Total Investments	1.60%
C000203262 | Johnson & Johnson8958794
Holdings [Line Items]
Percent of Total Investments	1.60%
C000203262 | TJX8958868
Holdings [Line Items]
Percent of Total Investments	1.60%
C000203262 | CME Group8958744
Holdings [Line Items]
Percent of Total Investments	1.60%
C000203262 | Walmart8958884
Holdings [Line Items]
Percent of Total Investments	1.50%
C000203262 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000203262 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000203262 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000203262 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000203262 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000203262 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000203262 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000203262 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000203262 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000203262 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000203262 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000219547 | Morgan Stanley8958956
Holdings [Line Items]
Percent of Total Investments	4.30%
C000219547 | Reinsurance Group of America8958969
Holdings [Line Items]
Percent of Total Investments	3.40%
C000219547 | Apollo Global Management8958907
Holdings [Line Items]
Percent of Total Investments	3.00%
C000219547 | US Bancorp8958978
Holdings [Line Items]
Percent of Total Investments	2.80%
C000219547 | Goldman Sachs Group8958942
Holdings [Line Items]
Percent of Total Investments	2.80%
C000219547 | Jackson Financial8958946
Holdings [Line Items]
Percent of Total Investments	2.70%
C000219547 | Bank of America8958919
Holdings [Line Items]
Percent of Total Investments	2.60%
C000219547 | MetLife8958954
Holdings [Line Items]
Percent of Total Investments	2.50%
C000219547 | Synchrony Financial8958972
Holdings [Line Items]
Percent of Total Investments	2.50%
C000219547 | Allstate8958901
Holdings [Line Items]
Percent of Total Investments	2.50%
C000219547 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219547 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219547 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000219547 | Financials
Holdings [Line Items]
Percent of Net Asset Value	90.70%
C000224228 | NVIDIA8960165
Holdings [Line Items]
Percent of Total Investments	7.00%
C000224228 | Apple8959617
Holdings [Line Items]
Percent of Total Investments	6.80%
C000224228 | Microsoft8960120
Holdings [Line Items]
Percent of Total Investments	6.10%
C000224228 | Amazon.com8959584
Holdings [Line Items]
Percent of Total Investments	3.80%
C000224228 | Alphabet8959579
Holdings [Line Items]
Percent of Total Investments	3.20%
C000224228 | Broadcom8959682
Holdings [Line Items]
Percent of Total Investments	3.20%
C000224228 | Alphabet8959581
Holdings [Line Items]
Percent of Total Investments	2.70%
C000224228 | Meta Platforms8960112
Holdings [Line Items]
Percent of Total Investments	2.40%
C000224228 | Tesla8960365
Holdings [Line Items]
Percent of Total Investments	2.10%
C000224228 | Eli Lilly8959860
Holdings [Line Items]
Percent of Total Investments	1.50%
C000224228 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224228 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224228 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000224228 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224228 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000224228 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000224228 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000224228 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000224228 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000224228 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000224228 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000224228 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000224228 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000243154 | U.S. Treasury Bills8960210
Holdings [Line Items]
Percent of Total Investments	7.40%
C000243154 | U.S. Treasury Bills8960200
Holdings [Line Items]
Percent of Total Investments	7.30%
C000243154 | U.S. Treasury Bills8960196
Holdings [Line Items]
Percent of Total Investments	6.50%
C000243154 | U.S. Treasury Bills8960218
Holdings [Line Items]
Percent of Total Investments	6.40%
C000243154 | U.S. Treasury Bills8960214
Holdings [Line Items]
Percent of Total Investments	6.00%
C000243154 | U.S. Treasury Bills8960223
Holdings [Line Items]
Percent of Total Investments	5.70%
C000243154 | U.S. Treasury Bills8960236
Holdings [Line Items]
Percent of Total Investments	5.30%
C000243154 | U.S. Treasury Bills8960227
Holdings [Line Items]
Percent of Total Investments	5.20%
C000243154 | U.S. Treasury Bills8960231
Holdings [Line Items]
Percent of Total Investments	5.20%
C000243154 | U.S. Treasury Bills8960212
Holdings [Line Items]
Percent of Total Investments	5.10%
C000243154 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000243154 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	103.40%
C000243084 | Warner Bros Discovery8960443
Holdings [Line Items]
Percent of Total Investments	2.40%
C000243084 | Cognizant Technology Solutions8960305
Holdings [Line Items]
Percent of Total Investments	2.30%
C000243084 | Bristol-Myers Squibb8960293
Holdings [Line Items]
Percent of Total Investments	2.20%
C000243084 | Diamondback Energy8960320
Holdings [Line Items]
Percent of Total Investments	2.20%
C000243084 | Halliburton8960364
Holdings [Line Items]
Percent of Total Investments	2.10%
C000243084 | Omnicom Group8960402
Holdings [Line Items]
Percent of Total Investments	2.10%
C000243084 | Fox8960347
Holdings [Line Items]
Percent of Total Investments	2.10%
C000243084 | Pfizer8960406
Holdings [Line Items]
Percent of Total Investments	2.10%
C000243084 | Schlumberger8960421
Holdings [Line Items]
Percent of Total Investments	2.10%
C000243084 | Accenture PLC8960252
Holdings [Line Items]
Percent of Total Investments	2.00%
C000243084 | Energy
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000243084 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000243084 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000243084 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000243084 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000243084 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000243084 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000243084 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000243084 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000252057 | U.S. Treasury Notes8960721
Holdings [Line Items]
Percent of Total Investments	3.90%
C000252057 | U.S. Treasury Notes8960725
Holdings [Line Items]
Percent of Total Investments	3.70%
C000252057 | U.S. Treasury Notes8960697
Holdings [Line Items]
Percent of Total Investments	3.70%
C000252057 | U.S. Treasury Notes8960666
Holdings [Line Items]
Percent of Total Investments	3.50%
C000252057 | U.S. Treasury Notes8960714
Holdings [Line Items]
Percent of Total Investments	3.40%
C000252057 | U.S. Treasury Notes8960639
Holdings [Line Items]
Percent of Total Investments	3.40%
C000252057 | U.S. Treasury Notes8960660
Holdings [Line Items]
Percent of Total Investments	3.30%
C000252057 | U.S. Treasury Notes8960782
Holdings [Line Items]
Percent of Total Investments	3.30%
C000252057 | U.S. Treasury Notes8960644
Holdings [Line Items]
Percent of Total Investments	3.10%
C000252057 | U.S. Treasury Notes8960753
Holdings [Line Items]
Percent of Total Investments	3.10%
C000252057 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000252058 | U.S. Treasury Notes8960804
Holdings [Line Items]
Percent of Total Investments	5.30%
C000252058 | U.S. Treasury Notes8960828
Holdings [Line Items]
Percent of Total Investments	5.10%
C000252058 | U.S. Treasury Notes8960815
Holdings [Line Items]
Percent of Total Investments	5.00%
C000252058 | U.S. Treasury Notes8960798
Holdings [Line Items]
Percent of Total Investments	4.90%
C000252058 | U.S. Treasury Notes8960817
Holdings [Line Items]
Percent of Total Investments	4.90%
C000252058 | U.S. Treasury Notes8960781
Holdings [Line Items]
Percent of Total Investments	4.90%
C000252058 | U.S. Treasury Notes8960822
Holdings [Line Items]
Percent of Total Investments	4.40%
C000252058 | U.S. Treasury Notes8960807
Holdings [Line Items]
Percent of Total Investments	4.20%
C000252058 | U.S. Treasury Notes8960768
Holdings [Line Items]
Percent of Total Investments	4.20%
C000252058 | U.S. Treasury Notes8960774
Holdings [Line Items]
Percent of Total Investments	4.10%
C000252058 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000252059 | U.S. Treasury Bonds8960889
Holdings [Line Items]
Percent of Total Investments	3.50%
C000252059 | U.S. Treasury Bonds8960881
Holdings [Line Items]
Percent of Total Investments	2.80%
C000252059 | U.S. Treasury Bonds8960842
Holdings [Line Items]
Percent of Total Investments	2.70%
C000252059 | U.S. Treasury Bonds8960874
Holdings [Line Items]
Percent of Total Investments	2.50%
C000252059 | U.S. Treasury Bonds8960885
Holdings [Line Items]
Percent of Total Investments	2.50%
C000252059 | U.S. Treasury Bonds8960848
Holdings [Line Items]
Percent of Total Investments	2.50%
C000252059 | U.S. Treasury Bonds8960843
Holdings [Line Items]
Percent of Total Investments	2.50%
C000252059 | U.S. Treasury Bonds8960818
Holdings [Line Items]
Percent of Total Investments	2.50%
C000252059 | U.S. Treasury Bonds8960904
Holdings [Line Items]
Percent of Total Investments	2.40%
C000252059 | U.S. Treasury Bonds8960810
Holdings [Line Items]
Percent of Total Investments	2.20%
C000252059 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000261989 | U.S. Treasury Bill8960925
Holdings [Line Items]
Percent of Total Investments	29.10%
C000261989 | Alphabet8960927
Holdings [Line Items]
Percent of Total Investments	28.00%
C000261989 | Alphabet8960928
Holdings [Line Items]
Percent of Total Investments	23.50%
C000261989 | Meta Platforms8960946
Holdings [Line Items]
Percent of Total Investments	21.50%
C000261989 | Netflix8960947
Holdings [Line Items]
Percent of Total Investments	7.00%
C000261989 | Walt Disney8960967
Holdings [Line Items]
Percent of Total Investments	2.90%
C000261989 | AT&T8960930
Holdings [Line Items]
Percent of Total Investments	2.90%
C000261989 | Verizon Communications8960965
Holdings [Line Items]
Percent of Total Investments	2.70%
C000261989 | Communication Services Select Sector SPDR Fund8960923
Holdings [Line Items]
Percent of Total Investments	1.70%
C000261989 | T-Mobile US8960959
Holdings [Line Items]
Percent of Total Investments	1.60%
C000261989 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000261989 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000261989 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000261988 | Amazon.com8960910
Holdings [Line Items]
Percent of Total Investments	31.90%
C000261988 | U.S. Treasury Bill8960908
Holdings [Line Items]
Percent of Total Investments	29.60%
C000261988 | Tesla8960989
Holdings [Line Items]
Percent of Total Investments	19.70%
C000261988 | Home Depot8960956
Holdings [Line Items]
Percent of Total Investments	5.70%
C000261988 | McDonald's8960970
Holdings [Line Items]
Percent of Total Investments	3.60%
C000261988 | TJX8960991
Holdings [Line Items]
Percent of Total Investments	2.70%
C000261988 | Booking Holdings8960914
Holdings [Line Items]
Percent of Total Investments	2.70%
C000261988 | Direxion Daily AMZN Bull 2X Shares8960906
Holdings [Line Items]
Percent of Total Investments	2.20%
C000261988 | Lowe's8960964
Holdings [Line Items]
Percent of Total Investments	2.20%
C000261988 | Starbucks8960985
Holdings [Line Items]
Percent of Total Investments	1.60%
C000261988 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000261988 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000261988 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000261991 | U.S. Treasury Bill8961007
Holdings [Line Items]
Percent of Total Investments	29.60%
C000261991 | Walmart8961077
Holdings [Line Items]
Percent of Total Investments	17.00%
C000261991 | Costco Wholesale8961026
Holdings [Line Items]
Percent of Total Investments	14.20%
C000261991 | Procter & Gamble8961067
Holdings [Line Items]
Percent of Total Investments	12.20%
C000261991 | Coca-Cola8961019
Holdings [Line Items]
Percent of Total Investments	10.50%
C000261991 | Philip Morris International8961065
Holdings [Line Items]
Percent of Total Investments	8.60%
C000261991 | PepsiCo8961062
Holdings [Line Items]
Percent of Total Investments	6.30%
C000261991 | Altria Group8961010
Holdings [Line Items]
Percent of Total Investments	3.50%
C000261991 | Mondelez International8961057
Holdings [Line Items]
Percent of Total Investments	2.60%
C000261991 | Colgate-Palmolive8961021
Holdings [Line Items]
Percent of Total Investments	2.20%
C000261991 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000261991 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000261991 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000261992 | Exxon Mobil8961103
Holdings [Line Items]
Percent of Total Investments	29.20%
C000261992 | U.S. Treasury Bill8961081
Holdings [Line Items]
Percent of Total Investments	22.60%
C000261992 | Chevron8961087
Holdings [Line Items]
Percent of Total Investments	17.30%
C000261992 | ConocoPhillips8961089
Holdings [Line Items]
Percent of Total Investments	6.50%
C000261992 | Williams8961125
Holdings [Line Items]
Percent of Total Investments	4.30%
C000261992 | Marathon Petroleum8961108
Holdings [Line Items]
Percent of Total Investments	3.50%
C000261992 | EOG Resources8961097
Holdings [Line Items]
Percent of Total Investments	3.40%
C000261992 | Phillips 668961114
Holdings [Line Items]
Percent of Total Investments	3.30%
C000261992 | Valero Energy8961123
Holdings [Line Items]
Percent of Total Investments	3.20%
C000261992 | Kinder Morgan8961106
Holdings [Line Items]
Percent of Total Investments	3.20%
C000261992 | Energy
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000261992 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000261990 | U.S. Treasury Bill8960977
Holdings [Line Items]
Percent of Total Investments	29.50%
C000261990 | NVIDIA8961084
Holdings [Line Items]
Percent of Total Investments	20.80%
C000261990 | Apple8960990
Holdings [Line Items]
Percent of Total Investments	20.00%
C000261990 | Microsoft8961074
Holdings [Line Items]
Percent of Total Investments	16.80%
C000261990 | Broadcom8961003
Holdings [Line Items]
Percent of Total Investments	8.70%
C000261990 | Palantir Technologies8961094
Holdings [Line Items]
Percent of Total Investments	1.90%
C000261990 | Advanced Micro Devices8960984
Holdings [Line Items]
Percent of Total Investments	1.70%
C000261990 | Oracle8961092
Holdings [Line Items]
Percent of Total Investments	1.70%
C000261990 | Cisco Systems8961009
Holdings [Line Items]
Percent of Total Investments	1.50%
C000261990 | International Business Machines8961058
Holdings [Line Items]
Percent of Total Investments	1.40%
C000261990 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000261990 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000261990 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000263398 | NVIDIA8961583
Holdings [Line Items]
Percent of Total Investments	7.00%
C000263398 | Apple8961253
Holdings [Line Items]
Percent of Total Investments	6.80%
C000263398 | Microsoft8961560
Holdings [Line Items]
Percent of Total Investments	6.10%
C000263398 | Amazon.com8961221
Holdings [Line Items]
Percent of Total Investments	3.80%
C000263398 | Broadcom8961309
Holdings [Line Items]
Percent of Total Investments	3.20%
C000263398 | Alphabet8961214
Holdings [Line Items]
Percent of Total Investments	3.10%
C000263398 | Alphabet8961216
Holdings [Line Items]
Percent of Total Investments	2.70%
C000263398 | Meta Platforms8961555
Holdings [Line Items]
Percent of Total Investments	2.40%
C000263398 | Tesla8961685
Holdings [Line Items]
Percent of Total Investments	2.10%
C000263398 | Eli Lilly8961418
Holdings [Line Items]
Percent of Total Investments	1.50%
C000263398 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000263398 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000263398 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000263398 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000263398 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000263398 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000263398 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000263398 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000263398 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000263398 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000263398 | Communication Services_Sector
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000264716 | Chesapeake Energy8961255
Holdings [Line Items]
Percent of Total Investments	8.10%
C000264716 | EQT8961252
Holdings [Line Items]
Percent of Total Investments	8.10%
C000264716 | Coterra Energy8961240
Holdings [Line Items]
Percent of Total Investments	8.00%
C000264716 | Antero Resources8961230
Holdings [Line Items]
Percent of Total Investments	5.00%
C000264716 | Range Resources8961284
Holdings [Line Items]
Percent of Total Investments	4.40%
C000264716 | DT Midstream8961248
Holdings [Line Items]
Percent of Total Investments	4.20%
C000264716 | ONEOK8961276
Holdings [Line Items]
Percent of Total Investments	4.10%
C000264716 | Ovintiv8961278
Holdings [Line Items]
Percent of Total Investments	4.10%
C000264716 | Permian Resources8961279
Holdings [Line Items]
Percent of Total Investments	4.10%
C000264716 | Devon Energy8961245
Holdings [Line Items]
Percent of Total Investments	4.00%
C000264716 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000264716 | Energy
Holdings [Line Items]
Percent of Net Asset Value	96.40%